Additional Supplemental Cash Flow Financial Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Supplemental Cash Flow Financial Information
Cash and cash equivalents	$ 9,763	$ 14,320		$ 5,401
Restricted cash	3,895	4,158		3,526
Cash, cash equivalents and restricted cash	$ 13,658	$ 18,478	$ 17,142	$ 8,927	$ 7,378	$ 10,446